Financial instruments - additional disclosures (Details 10) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	$ (6,244)	$ (6,246)
Trade payables and commitment for repurchase of own shares	(5,169)	(4,873)
Later than one month and not later than three months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	(113)	(104)
Trade payables and commitment for repurchase of own shares	(5,169)	(4,873)
Later than three month and not later than twelve months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	(507)	(433)
Between one and five years
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	(1,765)	(1,694)
Later than five years
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	$ (3,859)	$ (4,015)